Provisions for Sundry Creditors (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of other provisions [abstract]
Summary of Provisions for Sundry Creditors and Others
At September 30, 2023, and December 31, 2022, the provisions for sundry creditors and others is as follows:

	September 30, 2023		December 31, 2022
Provision for plugging of wells (Note 13)	Ps.	63,847,998	66,699,388
Provision for trails in process (Note 19)	16,801,108		10,533,137
Provision for environmental costs	13,709,192		11,914,160
	Ps.	94,358,298	89,146,685